Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 74,561	$ 62,616	$ 50,919
State	10,325	9,234	6,245
Foreign	6,953	5,810	5,478
Income tax expense	91,839	77,660	62,642
Current	91,550	69,071	55,918
Deferred	289	8,589	6,724
Income tax expense	$ 91,839	$ 77,660	$ 62,642